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Supplement to Statement of Additional Information dated March 1, 2020

Harbor Core Bond Fund
January 15, 2021
Effective January 1, 2021, Bill O’Neill, Jake Remley, Matt Walker, Rachel Campbell and Kara Maloy are co-portfolio managers for Harbor Core Bond Fund (the “Fund”). William A. O’Malley and James E. Gubitosi remain co-portfolio managers to the Fund.
Sarah Kilpatrick no longer serves as a portfolio manager for the Fund. All references in the Fund’s prospectus to Sarah Kilpatrick are removed.

Effective immediately, the following is added to the “Other Accounts Managed” Section for Harbor Core Bond Fund found on pages 60-61 and is as of October 31, 2020:
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)
HARBOR CORE BOND FUND
Bill O’Neill, CFA
All Accounts	6	$3,049	29	$13,337	473	$65,012
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	0	—
Jake Remley, CFA
All Accounts	6	3,049	29	13,337	473	65,012
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	0	—
Matt Walker, CFA
All Accounts	6	3,049	29	13,337	473	65,012
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	0	—
Rachel Campbell
All Accounts	6	3,049	29	13,337	473	65,012
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	0	—
Kara Maloy, CFA
All Accounts	6	3,049	29	13,337	473	65,012
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	0	—

Effective immediately, the following is added to the “Securities Ownership” Section found on page 71:
As of December 31, 2020, Messrs. O’Neill, Remley and Walker and Mses. Campbell and Maloy did not beneficially own any shares of Harbor Core Bond Fund.
Investors Should Retain This Supplement For Future Reference
S0320.SAI.0121